Consolidated Balance Sheets (FY) (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2021	Jul. 06, 2021	Jun. 30, 2021	May 05, 2021	May 04, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 1.8						$ 1.0				$ 0.4
Convertible preferred stock, par value (in dollars per share)		$ 0.00001
Convertible preferred stock, shares authorized (in shares)	0	140,000,000		140,000,000	125,000,000
Convertible preferred stock, shares issued (in shares)	0
Convertible preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.00001						$ 0.00001				$ 0.00001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000					185,000,000				175,000,000	90,000,000
Common stock, shares issued (in shares)	195,356,459						43,073,327				40,730,288
Common stock, shares outstanding (in shares)	195,356,459						43,073,327				40,730,288	18,252,000
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.00001						$ 0.00001				$ 0.00001
Convertible preferred stock, shares authorized (in shares)		75,000,000					75,000,000				65,000,000
Convertible preferred stock, shares issued (in shares)							72,225,754				55,758,557
Convertible preferred stock, shares outstanding (in shares)	0		72,226,000			72,226,000	72,225,754	61,590,000	55,759,000	55,759,000	55,758,557	0
Convertible preferred stock, liquidation preference							$ 745.0				$ 527.1
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.00001						$ 0.00001				$ 0.00001
Convertible preferred stock, shares authorized (in shares)	0	50,000,000					50,000,000				50,000,000
Convertible preferred stock, shares issued (in shares)							44,957,786				44,957,786
Convertible preferred stock, shares outstanding (in shares)	0		44,958,000			44,958,000	44,957,786	44,958,000	44,958,000	44,958,000	44,957,786	106,301,000
Convertible preferred stock, liquidation preference							$ 163.3				$ 163.3